Vanguard® International Growth Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.7%)
Australia (0.8%)
	WiseTech Global Ltd.	8,981,963	359,151
Austria (0.5%)
	Erste Group Bank AG	6,339,450	198,497
Belgium (3.7%)
*	Argenx SE	2,330,881	943,388
[1]	Umicore SA	14,857,474	536,196
	UCB SA	1,795,273	144,908
			1,624,492
Brazil (1.0%)
*	NU Holdings Ltd. Class A	44,373,429	197,462
	B3 SA - Brasil Bolsa Balcao	52,458,304	128,685
	Raia Drogasil SA	24,665,473	109,559
			435,706
Canada (1.4%)
	Toronto-Dominion Bank	5,459,741	363,387
	Canadian National Railway Co.	1,833,417	235,374
			598,761
China (11.6%)
	Tencent Holdings Ltd.	37,001,500	1,399,260
*,2	Meituan Class B	49,232,008	1,061,298
*	Alibaba Group Holding Ltd.	48,264,932	525,275
*,3	NIO Inc. ADR	38,610,070	493,437
	Ping An Insurance Group Co. of China Ltd. Class H	43,653,500	269,517
*,2	Wuxi Biologics Cayman Inc.	39,421,000	258,355
*	Pinduoduo Inc. ADR	2,838,422	232,864
*	Baidu Inc. ADR	1,951,652	211,949
	JD.com Inc. Class A	5,931,639	169,335
	Shenzhen Inovance Technology Co. Ltd. Class A	13,964,714	138,861
	China Mengniu Dairy Co. Ltd.	26,751,000	120,317
*	Full Truck Alliance Co. Ltd. ADR	12,227,700	104,302
[2]	Ganfeng Lithium Co. Ltd. Class H	9,809,000	86,800
			5,071,570
Denmark (5.3%)
*	Genmab A/S	2,516,105	1,165,950
	Vestas Wind Systems A/S	27,305,833	709,466
[3]	Ambu A/S Class B	13,067,267	165,778
	Novo Nordisk A/S Class B	1,172,807	147,115
	Novozymes A/S Class B	2,228,941	129,609
			2,317,918

		Shares	Market Value ($000)
France (6.5%)
	Kering SA	2,281,940	1,371,075
	L'Oreal SA (XPAR)	1,738,327	652,839
	Schneider Electric SE	2,603,544	384,476
	Sanofi	2,394,724	216,314
	Carrefour SA	7,490,724	128,230
	Legrand SA	1,264,987	103,072
			2,856,006
Germany (6.7%)
*,1,2	Zalando SE	14,337,940	450,969
	Sartorius AG Preference Shares	1,154,927	434,203
*,2	Delivery Hero SE	9,609,839	420,648
	Bayerische Motoren Werke AG	3,776,444	342,896
	Infineon Technologies AG	9,731,061	326,871
	SAP SE	2,925,618	324,617
*,1	HelloFresh SE	10,336,074	255,973
	Siemens AG (Registered)	1,420,503	197,002
*	Dr. Ing hc F Porsche AG Preference Shares	1,029,076	116,509
*,1,3	Jumia Technologies AG ADR	6,724,836	30,800
*,1,4	Home24 SE	2,066,394	16,127
*	MorphoSys AG	664,989	10,856
			2,927,471
Hong Kong (2.1%)
	AIA Group Ltd.	48,094,000	488,376
	Hong Kong Exchanges & Clearing Ltd.	7,486,943	297,662
	BOC Hong Kong Holdings Ltd.	33,986,000	108,483
			894,521
India (1.8%)
	Housing Development Finance Corp. Ltd.	11,680,736	388,268
	HDFC Bank Ltd.	13,647,717	270,675
	Larsen & Toubro Ltd.	3,219,707	82,289
*,4,5	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $51,748)	166,185	50,566
			791,798
Indonesia (0.4%)
	Bank Central Asia Tbk PT	292,659,100	173,863
Israel (1.1%)
*,1	Wix.com Ltd.	4,130,955	373,810
*,3	Mobileye Global Inc. Class A	3,783,547	107,869
			481,679
Italy (4.1%)
	Ferrari NV	3,646,063	813,808
	EXOR NV (XAMS)	7,925,234	619,185
	FinecoBank Banca Fineco SpA	11,764,415	191,074
	Intesa Sanpaolo SpA	76,244,894	169,284
			1,793,351
Japan (7.4%)
	M3 Inc.	23,057,700	723,154
	Nidec Corp.	10,240,000	644,839
	SMC Corp.	951,200	434,043
	Sony Group Corp.	3,115,400	258,080
	Bridgestone Corp.	5,162,100	194,717
	Mitsubishi UFJ Financial Group Inc.	33,005,600	179,997
	Recruit Holdings Co. Ltd.	3,886,400	125,745
	Keyence Corp.	257,200	108,830
	KDDI Corp.	3,419,400	101,709

		Shares	Market Value ($000)
	Murata Manufacturing Co. Ltd.	1,780,600	97,672
	Sekisui Chemical Co. Ltd.	6,134,800	86,766
	SBI Holdings Inc.	4,470,400	85,761
	Kubota Corp.	5,583,000	83,012
	MISUMI Group Inc.	2,790,300	69,360
	Toyota Motor Corp.	3,483,100	51,277
			3,244,962
Netherlands (9.4%)
	ASML Holding NV	3,954,921	2,414,559
*,2	Adyen NV	981,353	1,545,944
	Universal Music Group NV	5,961,611	141,772
			4,102,275
Norway (1.2%)
	Equinor ASA	6,221,613	239,599
*,2	AutoStore Holdings Ltd.	85,404,717	158,397
	DNB Bank ASA	6,962,537	135,952
			533,948
Singapore (0.3%)
*	Sea Ltd. ADR	2,479,980	144,756
South Korea (2.0%)
	Samsung Electronics Co. Ltd.	8,247,643	396,290
*	Coupang Inc.	15,030,499	292,794
	Samsung SDI Co. Ltd.	338,110	190,873
			879,957
Spain (0.9%)
	Iberdrola SA (XMAD)	19,989,036	225,825
	Banco Bilbao Vizcaya Argentaria SA	27,044,638	159,375
			385,200
Sweden (2.4%)
	Atlas Copco AB Class A	47,384,892	590,648
*	Kinnevik AB Class B	15,093,719	232,668
	Svenska Handelsbanken AB Class A	16,183,029	164,385
	Nibe Industrier AB Class B	4,768,645	45,021
			1,032,722
Switzerland (3.3%)
	Roche Holding AG	1,261,316	411,976
	Nestle SA (Registered)	2,662,926	316,951
	Lonza Group AG (Registered)	269,840	141,961
	Temenos AG (Registered)	2,177,560	134,188
	Cie Financiere Richemont SA Class A (Registered)	988,060	130,985
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	10,771	113,303
	Alcon Inc.	1,498,875	103,362
	Sika AG (Registered)	296,344	75,734
			1,428,460
Taiwan (3.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	82,786,000	1,329,531
United Kingdom (6.5%)
*,1	Ocado Group plc	47,079,148	356,424
	Shell plc (XETR)	11,500,265	336,966
	AstraZeneca plc	2,343,398	317,157
*,1,4,5	Brandtech Group Class A PP (Acquired 9/23/15, Cost $44,800)	33,633,606	214,582
	Reckitt Benckiser Group plc	2,973,348	213,378
	Shell plc	7,239,635	211,602
*	Wise plc Class A	24,922,657	196,949
	National Grid plc	13,644,796	167,846

		Shares	Market Value ($000)
	Diageo plc	3,617,063	167,043
	HSBC Holdings plc	26,424,593	161,897
	Burberry Group plc	5,982,280	158,111
	Bunzl plc	3,370,595	124,655
	RELX plc	3,987,497	111,813
	Whitbread plc	2,357,916	74,462
*	Haleon plc	10,216,596	35,507
			2,848,392
United States (15.2%)
*	MercadoLibre Inc.	1,954,837	1,819,924
*	Moderna Inc.	9,770,279	1,718,690
*	Tesla Inc.	4,761,681	927,099
*	Illumina Inc.	3,890,075	848,348
*	Spotify Technology SA	9,425,378	748,564
*	Elastic NV	3,750,324	229,482
*	Booking Holdings Inc.	76,655	159,400
*	Lululemon Athletica Inc.	347,107	132,008
*,3	Oatly Group AB ADR	22,087,214	36,002
*,1	Meli Kaszek Pioneer Corp. Class A	1,884,672	18,658
			6,638,175
Total Common Stocks (Cost $33,891,078)			43,093,162
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[6,7]	Vanguard Market Liquidity Fund, 3.877% (Cost $628,790)	6,289,465	628,884
Total Investments (100.1%) (Cost $34,519,868)			43,722,046
Other Assets and Liabilities—Net (-0.1%)			(39,511)
Net Assets (100%)			43,682,535
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, the aggregate value was $3,982,411,000, representing 9.1% of net assets.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $145,606,000.
4	Security value determined using significant unobservable inputs.
5	Restricted securities totaling $265,148,000, representing 0.6% of net assets.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $148,720,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2022	2,510	248,465	4,847
MSCI Emerging Markets Index	December 2022	2,143	105,275	4,628
				9,475
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	7,672,642	—	—	7,672,642
Common Stocks—Other	1,992,581	33,146,664	281,275	35,420,520
Temporary Cash Investments	628,884	—	—	628,884
Total	10,294,107	33,146,664	281,275	43,722,046
Derivative Financial Instruments
Assets
Futures Contracts[1]	9,475	—	—	9,475
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Aug. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Nov. 30, 2022 Market Value ($000)
Brandtech Group Class A	273,441	—	—	—	(58,859)	—	—	214,582
HelloFresh SE	246,784	—	—	—	9,189	—	—	255,973
Home24 SE	5,957	—	—	—	10,170	—	—	16,127
Jumia Technologies AG ADR	49,697	—	—	—	(18,897)	—	—	30,800
Meli Kaszek Pioneer Corp. Class A	18,753	—	—	—	(95)	—	—	18,658
Ocado Group plc	395,659	—	—	—	(39,235)	—	—	356,424
Umicore SA	476,466	—	4,232	164	63,798	—	—	536,196
Vanguard Market Liquidity Fund	669,750	NA1	NA1	89	8	2,962	—	628,884
Wix.com Ltd.	261,448	—	—	—	112,362	—	—	373,810
Zalando SE	338,543	—	6,044	(28,286)	146,756	—	—	450,969

		Current Period Transactions
	Aug. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Nov. 30, 2022 Market Value ($000)
Total	2,736,498	—	10,276	(28,033)	225,197	2,962	—	2,882,423
1	Not applicable—purchases and sales are for temporary cash investment purposes.